Business Combination	6 Months Ended
Jun. 30, 2022
DWave System [Member]
Business Combination
2.	Business Combination
On February 7, 2022, the Company entered into the Transaction Agreement to merge DPCM and certain other affiliates entities through the Business Combination. The Business Combination was subject to approval by the stockholders of DPCM and the Company and other customary closing conditions. The Business Combination will be accounted for as a reverse capitalization in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). In connection with the Business Combination, subscription agreements were entered into between DPCM and various investors for proceeds of $40.0 million (the “PIPE Investment”). Total gross proceeds of the PIPE Investment, together with the amount that remained in DPCM’s trust account at the close of the Business Combination, totaled $49.0 million.
On August 5, 2022, each of the Business Combination and the PIPE Investment was consummated. See Note 12—
Subsequent events
for further discussion on the close of the Business Combination.